Restricted Net Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Restricted Net Assets [Abstract]
Net after-tax profits, percentage	10.00%
Reserve reaches	50.00%
Statutory reserve balance	$ 10,514,116	$ 6,942,111